Performance Management - COMSTOCK CAPITAL VALUE FUND	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.
Bar Chart [Heading]	COMSTOCK CAPITAL VALUE FUND (TOTAL RETURNS FOR CLASS A SHARES FOR THE YEARS ENDED DECEMBER 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.

During the calendar years shown in the bar chart, the highest return for a quarter was 20.00% (quarter ended December 31, 2018), and the lowest return for a quarter was (15.34)% (quarter ended March 31, 2019).

Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2024, with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2024, with maximum sales charge, if applicable)	Past Eight Months	Past One Year	Past Five Years	Past Ten Years
Class AAA Shares
Return Before Taxes	5.23%	4.44%	1.47%	(6.39)%
Class A Shares
Return Before Taxes	(1.05)%	(1.80)%	0.18%	(6.99)%
Return After Taxes on Distributions	(1.78)%	(2.48)%	(0.09)%	(7.11)%
Return After Taxes on Distributions and Sale of Fund Shares	(0.51)%	(0.93)%	0.05%	(4.90)%
Class C Shares
Return Before Taxes	3.98%	3.05%	1.26%	(6.81)%
Class I Shares
Return Before Taxes	5.05%	4.29%	1.52%	(6.21)%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.90%	25.02%	14.53%	13.10%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to the differences in expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to the differences in expenses.

Performance Availability Website Address [Text]	www.gabelli.com
COMSTOCK CAPITAL VALUE FUND CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	20.00%
Highest Quarterly Return, Date	Dec. 31, 2018
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(15.34%)
Lowest Quarterly Return, Date	Mar. 31, 2019